Fair Value Measurements (Details) - Schedule of Key Assumptions used in Valuing the Earn-Out Shares	Mar. 31, 2024	Dec. 31, 2023
Stock Price [Member]
Schedule of Key Assumptions used in Valuing the Earn-Out Shares [Line Items]
Earn-out shares key assumptions	0.71	1.65
Volatility [Member]
Schedule of Key Assumptions used in Valuing the Earn-Out Shares [Line Items]
Earn-out shares key assumptions	70	60
Risk free rate of return [Member]
Schedule of Key Assumptions used in Valuing the Earn-Out Shares [Line Items]
Earn-out shares key assumptions	4.25	3.62
Expected term (in years) [Member]
Schedule of Key Assumptions used in Valuing the Earn-Out Shares [Line Items]
Earn-out shares key assumptions	4.55	4.8